Income from equity instruments	12 Months Ended
Dec. 31, 2019
Income from equity instruments [Abstract]
Income from equity instruments

34.   Income from equity instruments

“Income from equity instruments” includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of the balance of this item is as follows:

Thousand of reais	2019	2018	2017

Equity instruments classified as:
Financial assets held for trading	-	-	18,458
Financial Assets Measured At Fair Value Through Profit Or Loss	13,398	27,047	-
Financial assets - available-for-sale	-	-	64,662
Financial Assets Measured At Fair Value Through Other Comprehensive Income	5,535	5,576	-
Total	18,933	32,623	83,120